INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 169		$ 165
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, Issued	0	0	0	0
Preferred shares, Outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	41,694,197	41,694,197	41,007,801	41,007,801
Common shares, Outstanding	39,365,901	39,365,901	38,679,505	38,679,505
Treasury shares, shares	2,328,296	2,328,296	2,328,296	2,328,296